CONDENSED BALANCE SHEETS - CIK0001814821 KISMET ACQUISITION ONE CORP [Member] - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Current assets:
Cash	$ 8,558	$ 761,523
Prepaid expenses	355,500	409,687
Total current assets	364,058	1,171,210
Investments held in Trust Account	250,087,787	250,064,076
Total assets	250,451,845	251,235,286
Current liabilities:
Accounts payable	199,682	221,731
Accrued expenses	2,478,585	506,374
Due to related party	8,117	8,117
Total current liabilities	2,686,384	736,222
Deferred underwriting commissions in connection with the initial public offering	8,750,000	8,750,000
Derivative warrant liabilities	8,100,000	7,492,500
Total liabilities	19,536,384	16,978,722
Commitments and Contingencies
Ordinary shares, no par value; 22,591,546 and 22,925,656 shares subject to possible redemption at $10.00 per share as of June 30, 2021 and December 31, 2020, respectively	225,915,460	229,256,560
Shareholders' Equity:
Preferred shares, no par value unlimited shares authorized none issued and outstanding
Ordinary shares, no par value; unlimited shares authorized; 9,158,454 and 8,824,344 shares issued and outstanding (excluding 22,591,546 and 22,925,656 shares subject to possible redemption) as of June 30, 2021 and December 31, 2020, respectively	11,323,159	7,982,059
Accumulated deficit	(6,323,158)	(2,982,055)
Total shareholders' equity	5,000,001	5,000,004
Total Liabilities and Shareholders' Equity	$ 250,451,845	$ 251,235,286